UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  7/31

Date of reporting period: 4/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2010 (Unaudited)

DWS Large Company Growth Fund
(Effective June 1, 2010, the Fund was renamed DWS Large Cap Focus Growth Fund)

	Shares	Value ($)
Common Stocks 98.7%
Consumer Discretionary 12.6%
Hotels Restaurants & Leisure 3.0%
Darden Restaurants, Inc.	66,800	2,989,300
Marriott International, Inc. "A"	100,957	3,711,179

		6,700,479
Media 2.3%
Scripps Networks Interactive "A" (a)	113,800	5,159,692
Multiline Retail 1.5%
Nordstrom, Inc.	78,000	3,223,740
Specialty Retail 2.6%
Limited Brands, Inc. (a)	210,500	5,641,400
Textiles, Apparel & Luxury Goods 3.2%
NIKE, Inc. "B" (a)	92,200	6,998,902
Consumer Staples 8.5%
Food & Staples Retailing 4.0%
Sysco Corp. (a)	282,800	8,919,512
Household Products 4.5%
Energizer Holdings, Inc.*	160,800	9,824,880
Energy 5.1%
Energy Equipment & Services 2.0%
Schlumberger Ltd.	60,500	4,320,910
Oil, Gas & Consumable Fuels 3.1%
Alpha Natural Resources, Inc.*	99,200	4,670,336
Anadarko Petroleum Corp.	36,200	2,250,192

		6,920,528
Financials 4.9%
Capital Markets
T. Rowe Price Group, Inc.	188,300	10,829,133
Health Care 16.0%
Biotechnology 7.5%
Celgene Corp.*	155,600	9,639,420
Gilead Sciences, Inc.*	173,600	6,886,712

		16,526,132
Health Care Equipment & Supplies 5.2%
Covidien PLC	59,100	2,836,209
Edwards Lifesciences Corp.*	46,300	4,772,604
Zimmer Holdings, Inc.*	63,900	3,892,149

		11,500,962
Health Care Providers & Services 3.3%
Express Scripts, Inc.*	71,400	7,149,282
Industrials 13.0%
Aerospace & Defense 3.9%
Rockwell Collins, Inc. (a)	84,600	5,499,000
TransDigm Group, Inc.	54,700	3,023,269

		8,522,269
Commercial Services & Supplies 1.3%
Stericycle, Inc.* (a)	49,800	2,933,220
Electrical Equipment 4.4%
AMETEK, Inc.	121,400	5,250,550
Roper Industries, Inc. (a)	71,700	4,375,134

		9,625,684
Machinery 1.6%
Parker Hannifin Corp.	48,900	3,382,902
Road & Rail 1.8%
Norfolk Southern Corp.	67,600	4,010,708
Information Technology 34.1%
Communications Equipment 11.9%
Cisco Systems, Inc.*	602,190	16,210,955
QUALCOMM, Inc.	257,200	9,963,928

		26,174,883
Computers & Peripherals 11.9%
Apple, Inc.*	74,500	19,453,440
EMC Corp.*	355,600	6,759,956

		26,213,396
Semiconductors & Semiconductor Equipment 4.2%
Broadcom Corp. "A"	268,600	9,264,014
Software 6.1%
Concur Technologies, Inc.* (a)	84,600	3,545,586
Oracle Corp.	380,600	9,834,704

		13,380,290
Materials 4.5%
Chemicals 2.1%
The Mosaic Co.	92,000	4,704,880
Metals & Mining 2.4%
Freeport-McMoRan Copper & Gold, Inc.	69,100	5,219,123

Total Common Stocks (Cost $199,075,267)		217,146,921
Exchange-Traded Fund 0.9%
iShares Russell 1000 Growth Index Fund (Cost $2,019,179)	37,803	1,985,035
Securities Lending Collateral 13.5%
Daily Asset Fund Institutional, 0.25% (b) (c) (Cost $29,698,415)	29,698,415	29,698,415
Cash Equivalents 0.6%
Central Cash Management Fund, 0.21% (b) (Cost $1,227,882)	1,227,882	1,227,882

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $232,020,743) †	113.7	250,058,253
Other Assets and Liabilities, Net (a)	(13.7)	(30,102,039)

Net Assets	100.0	219,956,214

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $233,067,611.  At April 30, 2010, net unrealized appreciation for all securities based on tax cost was $16,990,642.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,041,980 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,051,338.

(a)
All or a portion of these securities were on loan amounting to $26,346,753. In addition, included in other assets and liabilities, net is a pending sale, amounting to $2,407,846, that is also on loan. The value of all securities loaned at April 30, 2010 amounted to $28,754,599 which is 13.1% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$217,146,921	$—	$—	$217,146,921
Exchange-Traded Fund	1,985,035	—	—	1,985,035
Short-Term Investments(d)	30,926,297	—	—	30,926,297
Total	$250,058,253	$—	$—	$250,058,253

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Large Cap Focus Growth Fund (formerly DWS Large Company Growth Fund), a series of DWS Investment Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Large Cap Focus Growth Fund (formerly DWS Large Company Growth Fund), a series of DWS Investment Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 18, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 18, 2010